Compensation Plans - Additional Information (Details) shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2019 USD ($) plan shares	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Mar. 31, 2017	Mar. 31, 2015
Employee Benefits Disclosure [Line Items]
Shares available for future grant (in shares) | shares	11.8
Award vesting period (in years)	3 years
Unrecognized compensation cost	$ 57
Weighted-average period over which cost is expected to be recognized (in years)	1 year 4 months 24 days
Pension expense	$ 34	$ 36	$ 53
Defined contribution plans, total expense	$ 41	$ 39	$ 37
Multiemployer Defined Benefit Pension Plan
Employee Benefits Disclosure [Line Items]
Number of multiemployer plans | plan	2
Multiemployer Defined Benefit Pension Plan | MNOPF
Employee Benefits Disclosure [Line Items]
Funded (percentage)					98.00%
Employer contribution of total contributions made by all plan participants (percentage)	5.00%	5.00%	5.00%
Multiemployer Defined Benefit Pension Plan | MNRPF
Employee Benefits Disclosure [Line Items]
Funded (percentage)				88.00%
Employer contribution of total contributions made by all plan participants (percentage)	5.00%	5.00%	5.00%
Pension Plan
Employee Benefits Disclosure [Line Items]
Weighted-average discount rates (percentage)	2.40%	3.40%